(Loss)/Earnings per Share - Schedule of (Loss)/Earnings Per Share (Details) - USD ($)	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Earnings per share [line items]
(Loss)/profit for the year attributable to Virax	$ (1,708,827)	$ (650,984)
Class A
Earnings per share [line items]
Basic (loss)/earnings per share attributable to Virax	$ (0.67)	$ (0.41)
Diluted (loss)/earnings per share attributable to Virax	(0.67)	(0.41)
Class B
Earnings per share [line items]
Basic (loss)/earnings per share attributable to Virax	(0.24)	(0.79)
Diluted (loss)/earnings per share attributable to Virax	$ (0.24)	$ (0.79)